SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income per common share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basic weighted average shares outstanding	5,014,604	4,771,025	4,778,685	4,638,505
Diluted weighted average shares outstanding	5,014,604	4,771,025	4,778,685	4,638,505
Basic net income per share of common stock	$ (4.79)	$ (0.99)	$ (6.73)	$ (2.16)
Diluted net income per share of common stock	$ (4.79)	$ (0.99)	$ (6.73)	$ (2.16)
Class A Common Stock Subject to Possible Redemption | AltC Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income	$ 1,033,694	$ 2,416,481	$ 9,079,458	$ 3,069,406
Basic weighted average shares outstanding	29,150,521	50,000,000	45,417,697	50,000,000
Diluted weighted average shares outstanding	29,150,521	50,000,000	45,417,697	50,000,000
Basic net income per share of common stock	$ 0.04	$ 0.05	$ 0.20	$ 0.06
Diluted net income per share of common stock	$ 0.04	$ 0.05	$ 0.20	$ 0.06
Class A Common Stock Not Subject to Redemption | AltC Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income	$ 494,675	$ 674,198	$ 2,788,747	$ 856,364
Basic weighted average shares outstanding	13,950,000	13,950,000	13,950,000	13,950,000
Diluted weighted average shares outstanding	13,950,000	13,950,000	13,950,000	13,950,000
Basic net income per share of common stock	$ 0.04	$ 0.05	$ 0.20	$ 0.06
Diluted net income per share of common stock	$ 0.04	$ 0.05	$ 0.20	$ 0.06